Assets for Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 2,555,374	$ 2,529,871	$ 2,529,871
Large Market Same Store
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,194,556		1,108,827
Secondary Market Same Store
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	697,986		654,315
Non-Same Store and Other
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	623,459		728,209
Corporate assets
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 39,373		$ 38,520